RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets measured at fair value:
Cash and cash equivalents	$ 115	$ 173	$ 799	$ 223
Restricted cash	173	181
Property, plant and equipment, at fair value	30,714	29,025	$ 27,096
Liabilities measured at fair value:
Contingent consideration	(11)	(3)
Assets for which fair value is disclosed:
Equity-accounted investments	1,010	703
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,204)	(2,367)
Non-recourse borrowings	(9,573)	(8,696)
Total	20,286	19,062
Level 1
Assets measured at fair value:
Cash and cash equivalents	115
Restricted cash	173
Property, plant and equipment, at fair value	0
Liabilities measured at fair value:
Contingent consideration	0
Assets for which fair value is disclosed:
Equity-accounted investments	1,010
Liabilities for which fair value is disclosed:
Corporate borrowings	(1,905)
Non-recourse borrowings	(416)
Total	(998)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	0
Liabilities measured at fair value:
Contingent consideration	0
Assets for which fair value is disclosed:
Equity-accounted investments	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(299)
Non-recourse borrowings	(9,157)
Total	(9,490)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	30,714
Liabilities measured at fair value:
Contingent consideration	(11)
Assets for which fair value is disclosed:
Equity-accounted investments	0
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	0
Total	30,774
Energy derivative contracts
Assets measured at fair value:
Contract asset	76	3
Liabilities measured at fair value:
Derivative financial liabilities	(8)	(22)
Energy derivative contracts | Level 1
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Contract asset	53
Liabilities measured at fair value:
Derivative financial liabilities	(8)
Energy derivative contracts | Level 3
Assets measured at fair value:
Contract asset	23
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps
Assets measured at fair value:
Contract asset	0	9
Liabilities measured at fair value:
Derivative financial liabilities	(131)	(116)
Interest rate swaps | Level 1
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	(131)
Interest rate swaps | Level 3
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Contract asset	4	55
Liabilities measured at fair value:
Derivative financial liabilities	(39)	0
Foreign exchange swaps | Level 1
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Contract asset	4
Liabilities measured at fair value:
Derivative financial liabilities	(39)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Investments in equity securities
Assets measured at fair value:
Contract asset	160	$ 117
Investments in equity securities | Level 1
Assets measured at fair value:
Contract asset	25
Investments in equity securities | Level 2
Assets measured at fair value:
Contract asset	87
Investments in equity securities | Level 3
Assets measured at fair value:
Contract asset	$ 48